UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09923

KINETICS PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Consolidated Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 71.79%	Shares	Value
Administrative and Support Services - 4.09%
CreditRiskMonitor.com, Inc.	780	$1,412
PayPal Holdings, Inc.*	63,000	5,533,920
		5,535,332
Broadcasting (except Internet) - 9.62%
The E.W. Scripps Company - Class A	42,000	693,000
Liberty Media Corp.-Liberty SiriusXM - Class A*	20,000	868,800
Liberty Media Corp.-Liberty SiriusXM - Class C*	116,000	5,040,200
The Madison Square Garden Company - Class A*	16,366	5,160,527
MSG Networks Inc. - Class A*	49,100	1,266,780
		13,029,307
Cable Distributor - 3.51%
Liberty Broadband Corporation - Series A*	12,000	1,011,960
Liberty Broadband Corporation - Series C*	17,000	1,433,100
Liberty Global plc - Series C*	69,800	1,965,568
Liberty Latin America Limited - Class C*	16,496	340,312
		4,750,940
Credit Intermediation and Related Activities - 1.40%
LendingTree, Inc.*	8,233	1,894,413

Data Processor - 4.15%
MasterCard, Inc. - Class A	7,000	1,558,270
Verisk Analytics, Inc.*	7,600	916,180
Visa, Inc. - Class A	21,000	3,151,890
		5,626,340
Defense - 5.14%
CACI International, Inc. - Class A*	29,200	5,377,180
ManTech International Corporation - Class A	25,000	1,582,500
		6,959,680
E-Commerce - 1.44%
eBay, Inc.*	53,200	1,756,664
Liberty Expedia Holdings, Inc. - Class A*	1,800	84,672
Qurate Retail, Inc.*	5,000	111,050
		1,952,386
Holding Company - 0.71%
Icahn Enterprises LP	13,700	968,864

Media - 0.32%
Liberty Media Corp.-Liberty Braves - Class A*	8,000	218,240
Liberty Media Corp.-Liberty Braves - Class C*	8,000	218,000
		436,240
Non-Store Retailers - 2.74%
Copart, Inc.*	72,000	3,710,160

Oil and Gas - 13.39%
Texas Pacific Land Trust[c]	21,026	18,136,187

Other Exchanges - 0.45%
Cboe Global Markets, Inc.	6,424	616,447

Other Information Services - 6.03%
Alphabet, Inc. - Class A*	3,200	3,862,656
Alphabet, Inc. - Class C*	3,200	3,819,104
GMO Internet, Inc.	28,400	495,413
		8,177,173
Publishing Industries (except Internet) - 0.01%
IHS Markit Limited*	200	10,792

Satellite Telecommunications - 2.02%
EchoStar Corporation - Class A*	59,000	2,735,830

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 16.25%
The Bitcoin Investment Trust[c]	2,146,599	17,043,996
CME Group, Inc.	4,180	711,478
MarketAxess Holdings, Inc.	5,000	892,450
OTC Markets Group Inc. - Class A	116,985	3,363,319
		22,011,243
Sports Entertainment - 0.52%
Liberty Media Corp.-Liberty Formula One - Class A*	20,000	711,600

TOTAL COMMON STOCKS
(cost $81,695,688)		97,262,934

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp. Preferred*+a	$190,000	-
TOTAL ESCROW NOTES
(cost $0)		-

SHORT-TERM INVESTMENTS - 28.36%
U.S. Treasury Obligations - 28.36%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.84%	1,199,000	1,198,798
Maturity Date: 10/11/2018, Yield to Maturity 1.89%	37,239,000	37,217,886
Maturity Date: 10/18/2018, Yield to Maturity 1.89%	11,000	10,989
		38,427,673
TOTAL SHORT-TERM INVESTMENTS
(cost $38,429,352)		38,427,673

TOTAL INVESTMENTS - 100.15%
(cost $120,125,040)		$135,690,607

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 99.22%	Shares	Value
Pharmaceutical and Biotechnology - 98.32%
AbbVie Inc.[c]	10,000	$945,800
Agenus, Inc.*	148	317
Alkermes plc*	21,000	891,240
AmpliPhi Biosciences Corp.*	2	2
Arena Pharmaceuticals, Inc.*	4,500	207,090
AstraZeneca plc - ADR[c]	24,000	949,680
Biogen Inc.*[c]	3,750	1,324,912
Bristol-Myers Squibb Company[c]	20,500	1,272,640
Celgene Corporation*	7,000	626,430
Celldex Therapeutics Inc.*	26,294	11,859
Eli Lilly & Company[c]	15,500	1,663,305
Gilead Sciences, Inc.	9,000	694,890
GlaxoSmithKline plc - ADR[c]	22,673	910,774
Immune Pharmaceuticals, Inc.*	1	0
Ionis Pharmaceuticals, Inc.*	12,000	618,960
Johnson & Johnson[c]	9,000	1,243,530
Madrigal Pharmaceuticals, Inc.*	514	110,063
Merck & Co., Inc.[c]	15,000	1,064,100
Merrimack Pharmaceuticals, Inc.*	2,500	13,325
Novartis AG - ADR[c]	14,000	1,206,240
Osiris Therapeutics, Inc.*	19,000	210,900
Pfizer, Inc.[c]	34,000	1,498,380
Progenics Pharmaceuticals, Inc.*	67,200	421,344
Roche Holding AG Limited - ADR	23,000	693,680
Sanofi - ADR[c]	25,000	1,116,750
		17,696,211
Professional, Scientific, and Technical Services - 0.90%
Codexis, Inc.*	5,611	96,229
Onconova Therapeutics, Inc.*	160	1,174
Pacific Biosciences of California Inc.*	12,000	64,920
		162,323
TOTAL COMMON STOCKS
(cost $12,300,347)		17,858,534

RIGHTS - 0.08%
Funds, Trusts, and Other Financial Vehicles - 0.03%
Ligand Pharmaceuticals Inc.*	44,000	3,520
Ligand Pharmaceuticals Inc.	44,000	1,804
Ligand Pharmaceuticals Inc.*	44,000	396
Ligand Pharmaceuticals Inc.*#	44,000	264
		5,984
Pharmaceutical and Biotechnology - 0.05%
Sanofi*	15,538	8,700

TOTAL RIGHTS
(cost $0)		14,684

SHORT-TERM INVESTMENTS - 0.68%
Money Market Funds - 0.04%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	6,394	6,394

	Principal
	Amount
U.S. Treasury Obligations - 0.64%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.83%	$116,000	115,981

TOTAL SHORT-TERM INVESTMENTS
(cost $122,377)		122,375

TOTAL INVESTMENTS - 99.98%
(cost $12,422,724)		$17,995,593

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
#	- Contingent value right (contingent upon profitability of company).
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Consolidated Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 56.54%	Shares	Value
Accommodation (except Hotels and Motels) - 5.87%
Civeo Corporation*[c]	201,600	$836,640

Asset Management - 1.67%
Brookfield Asset Management Inc. - Class A	4,000	178,120
Partners Value Investments LP*	1,993	59,590
		237,710
Broadcasting (except Internet) - 2.01%
Liberty Media Corp.-Liberty SiriusXM - Class A*	3,000	130,320
Liberty Media Corp.-Liberty SiriusXM - Class C*	3,600	156,420
		286,740
Cable Distributor - 0.00%
Liberty Latin America Limited - Class A*	9	187
Liberty Latin America Limited - Class C*	22	454
		641
Defense - 1.55%
CACI International, Inc. - Class A*	1,200	220,980

Diversified Financials - 0.46%
B3 SA - Brasil Bolsa Balcao	10,000	57,942
Burford Capital Limited	300	7,601
		65,543
Holding Company - 7.05%
Bollore SA	90,000	388,719
Clarke Inc.*	24,800	239,043
Icahn Enterprises LP	900	63,648
Siem Industries Inc.*	5,500	313,500
		1,004,910
Insurance Carriers and Related Activities - 2.29%
Fairfax Financial Holdings Limited	600	325,810

Lessors of Nonresidential Buildings (except Miniwarehouses) - 0.53%
Cresud S.A.C.I.F.y A. - ADR	1,799	25,474
The Howard Hughes Corporation*	400	49,688
		75,162
Mining (except Oil and Gas) - 1.74%
Franco-Nevada Corporation	2,200	137,610
NovaGold Resources Inc.*	4,000	14,840
Wheaton Precious Metals Corporation	5,450	95,375
		247,825
Oil and Gas - 17.49%
Texas Pacific Land Trust[c]	2,890	2,492,798

Other Exchanges - 0.75%
Cboe Global Markets, Inc.	1,118	107,283

Other Financial Services - 0.23%
IMF Bentham Limited	15,000	32,854

Other Information Services - 2.25%
GMO Internet, Inc.	18,400	320,972

Pipeline Transportation - 0.08%
Rubis SCA	200	10,826

Publishing Industries (except Internet) - 0.06%
NZME Limited	20,000	8,963

Real Estate - 0.33%
Dream Unlimited Corp. - Class A*	7,400	46,291

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 9.66%
The Bitcoin Investment Trust[c]	156,520	1,242,769
CME Group, Inc.	786	133,785
		1,376,554
Shipping Services - 1.33%
Clarkson plc	5,400	190,037

Sports Entertainment - 0.49%
Liberty Media Corp.-Liberty Formula One - Class A*	800	28,464
Liberty Media Corp.-Liberty Formula One - Class C*	1,100	40,909
		69,373
Transportation - 0.05%
Braemar Shipping Services plc	2,000	6,908

Water Transportation - 0.65%
A.P. Moeller-Maersk A/S - Class B - ADR	13,200	92,730

TOTAL COMMON STOCKS
(cost $5,016,358)		8,057,550

PREFERRED STOCKS - 0.07%
Asset Management - 0.07%
Partners Value Investments LP - Class A	515	10,558

TOTAL PREFERRED STOCKS
(cost $9,785)		10,558

	Principal
CONVERTIBLE BONDS - 0.06%	Amount
General Merchandise Stores - 0.06%
Sears Holdings Corporation, 8.000%, 12/15/2019	$41,080	9,243

TOTAL CONVERTIBLE BONDS
(cost $41,080)		9,243

WARRANTS - 0.04%	Shares
Asset Management - 0.04%
Partners Value Investments LP*	1,893	5,130

TOTAL WARRANTS
(cost $7,160)		5,130

SHORT-TERM INVESTMENTS - 43.78%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	238	238

	Principal
	Amount
U.S. Treasury Obligations - 43.78%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.84%	$553,000	552,907
Maturity Date: 10/11/2018, Yield to Maturity 1.88%	379,000	378,785
Maturity Date: 10/25/2018, Yield to Maturity 1.92%	4,980,000	4,973,107
Maturity Date: 11/01/2018, Yield to Maturity 1.98%	227,000	226,598
Maturity Date: 11/08/2018, Yield to Maturity 2.00%	108,000	107,764
		6,239,161

TOTAL SHORT-TERM INVESTMENTS
(cost $6,240,001)		6,239,399

TOTAL INVESTMENTS - 100.49%
(cost $11,314,384)		$14,321,880

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
ADR	- American Depository Receipt.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 83.93%	Shares	Value
Accommodation (except Hotels and Motels) - 0.91%
Civeo Corporation*	2,055,000	$8,528,250

Asset Management - 6.06%
Associated Capital Group, Inc. - Class A	261,200	11,114,060
Brookfield Asset Management Inc. - Class A	740,800	32,987,824
Onex Corporation	189,000	12,750,469
Partners Value Investments LP*	800	23,920
RIT Capital Partners plc	7,200	191,444
		57,067,717
Beverage and Tobacco Product Manufacturing - 0.09%
Crimson Wine Group Limited*	90,600	810,870

Broadcasting (except Internet) - 3.93%
CBS Corporation - Class B	36,600	2,102,670
Liberty Media Corp.-Liberty SiriusXM - Class A*	318,000	13,813,920
Liberty Media Corp.-Liberty SiriusXM - Class C*	485,000	21,073,250
		36,989,840
Cable Distributor - 2.33%
GCI Liberty, Inc. - Class A*	84,000	4,284,000
Liberty Broadband Corporation - Series A*	51,600	4,351,428
Liberty Broadband Corporation - Series C*	157,600	13,285,680
		21,921,108
Chemical Manufacturing - 0.07%
Platform Specialty Products Corporation*	57,000	710,790

Defense - 0.29%
CACI International, Inc. - Class A*	14,700	2,707,005

E-Commerce - 0.68%
Liberty Expedia Holdings, Inc. - Class A*	25,200	1,185,408
Qurate Retail, Inc.*	234,400	5,206,024
		6,391,432
Gaming - 0.61%
Las Vegas Sands Corp.	70,100	4,159,033
MGM Resorts International	55,800	1,557,378
		5,716,411
Holding Company - 4.61%
Bollore SA	388,000	1,675,812
Icahn Enterprises LP	567,200	40,112,384
Siem Industries Inc.*	28,000	1,596,000
		43,384,196
Industrial Services - 0.03%
Brookfield Business Partners LP	6,600	301,884

Insurance Carriers and Related Activities - 1.87%
Markel Corporation*	14,800	17,589,652

Lessors of Nonresidential Buildings (except Miniwarehouses) - 7.37%
The Howard Hughes Corporation*[c]	559,200	69,463,824

Lessors of Residential Buildings and Dwellings - 0.70%
Equity Lifestyle Properties, Inc. - REIT	68,600	6,616,470

Media - 1.28%
Discovery Communications, Inc. - Class A*	150,300	4,809,600
Discovery Communications, Inc. - Class C*	76,000	2,248,080
Lions Gate Entertainment Corporation - Class B	196,200	4,571,460
Viacom Inc. - Class B	12,800	432,128
		12,061,268
Mining (except Oil and Gas) - 1.43%
Franco-Nevada Corporation	216,000	13,510,800

Oil and Gas - 39.60%
Texas Pacific Land Trustcd	432,362	372,938,167

Oil and Gas Extraction - 0.68%
Atlas Energy Group LLC*	612,400	27,435
Continental Resources, Inc.*	54,700	3,734,916
Tourmaline Oil Corp.	149,000	2,623,203
		6,385,554
Oilfield Services - 0.12%
Mammoth Energy Services, Inc.	38,800	1,129,080

Other Exchanges - 1.80%
Cboe Global Markets, Inc.	177,200	17,004,112

Other Information Services - 0.19%
GMO Internet, Inc.	105,200	1,835,121

Performing Arts, Spectator Sports, and Related Industries - 2.57%
Live Nation Entertainment, Inc.*	444,000	24,184,680

Publishing Industries (except Internet) - 0.00%
IHS Markit Limited*	800	43,168

Real Estate - 0.18%
Dream Unlimited Corp. - Class A*	272,000	1,701,514

Restaurants - 1.11%
The Wendy's Company	609,600	10,448,544

Satellite Telecommunications - 1.71%
DISH Network Corp. - Class A*	143,200	5,120,832
EchoStar Corporation - Class A*	236,200	10,952,594
		16,073,426
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.04%
The Bitcoin Investment Trust	1,965,600	15,606,864
CME Group, Inc.	21,000	3,574,410
		19,181,274
Shipping Services - 0.36%
Clarkson plc	95,600	3,364,354

Sports Entertainment - 0.86%
Liberty Media Corp.-Liberty Formula One - Class A*	92,800	3,301,824
Liberty Media Corp.-Liberty Formula One - Class C*	128,800	4,790,072
		8,091,896
Utilities - 0.31%
Brookfield Infrastructure Partners LP	73,400	2,927,192

Water Transportation - 0.14%
A.P. Moeller-Maersk A/S - Class B - ADR	184,800	1,298,220

TOTAL COMMON STOCKS
(cost $397,197,005)		790,377,819

PREFERRED STOCKS - 0.00%
Asset Management - 0.00%
Partners Value Investments LP - Class A	217	4,449
TOTAL PREFERRED STOCKS
(cost $1,764)		4,449

	Principal
ESCROW NOTES - 0.00%	Amount
Special Purpose Entity - 0.00%
Adelphia Communications Corp.*+a	$200,000	-
TOTAL ESCROW NOTES
(cost $0)		-

WARRANTS - 0.00%	Shares
Asset Management - 0.00%
Partners Value Investments LP*	800	2,168
TOTAL WARRANTS
(cost $2,367)		2,168

SHORT-TERM INVESTMENTS - 16.10%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	20,461	20,461

	Principal
	Amount
U.S. Treasury Obligations - 16.10%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.84%	$7,029,000	7,027,817
Maturity Date: 10/11/2018, Yield to Maturity 1.89%	72,845,000	72,803,696
Maturity Date: 10/18/2018, Yield to Maturity 1.91%	20,000	19,981
Maturity Date: 10/25/2018, Yield to Maturity 1.92%	41,482,000	41,424,582
Maturity Date: 11/01/2018, Yield to Maturity 1.98%	23,262,000	23,220,786
Maturity Date: 11/23/2018, Yield to Maturity 2.06%	7,170,000	7,147,793
		151,644,655
TOTAL SHORT-TERM INVESTMENTS
(cost $151,675,404)		151,665,116

TOTAL INVESTMENTS - 100.03%
(cost $548,876,540)		$942,049,552

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
[d]	- Affiliated issuer.
ADR	- American Depository Receipt.
REIT	- Real Estate Investment Trust.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Consolidated Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 68.18%	Shares	Value
Accommodation (except Hotels and Motels) - 3.72%
Civeo Corporation*	3,028,695	$12,569,084

Asset Management - 6.26%
Associated Capital Group, Inc. - Class A	164,750	7,010,113
GAMCO Investors, Inc. - Class A	19,200	449,664
JZ Capital Partners Limited*	129,000	780,167
Onex Corporation	77,700	5,313,546
Partners Value Investments LP*	191,000	5,710,850
RIT Capital Partners plc	71,000	1,887,855
		21,152,195
Beverage and Tobacco Product Manufacturing - 0.31%
Crimson Wine Group Limited*	117,000	1,047,150

Chemical Manufacturing - 1.84%
Inter Parfums, Inc.	69,600	4,485,720
Platform Specialty Products Corporation*	140,000	1,745,800
		6,231,520
Defense - 0.48%
CACI International, Inc. - Class A*	8,800	1,620,520

Holding Company - 7.39%
Dundee Corporation - Class A*	1,628,400	2,165,772
Icahn Enterprises LPc	322,500	22,807,200
		24,972,972
Insurance Carriers and Related Activities - 0.08%
Greenlight Capital Re, Limited - Class A*	21,400	265,360

Lessors of Nonresidential Buildings (except Miniwarehouses) - 3.66%
The Howard Hughes Corporation*	99,500	12,359,890

Machinery Manufacturing - 0.26%
Colfax Corporation*	24,000	865,440

Media - 0.09%
Lions Gate Entertainment Corporation - Class B	12,600	293,580

Merchant Wholesalers, Durable Goods - 0.23%
Dorman Products, Inc.*	10,000	769,200

Oil and Gas - 30.85%
Permian Basin Royalty Trust	164,200	1,307,032
Texas Pacific Land Trust[c]	119,294	102,898,233
		104,205,265
Oil Refining - 0.08%
Par Pacific Holdings, Inc.*	13,200	269,280

Oilfield Services - 0.04%
Mammoth Energy Services, Inc.	5,100	148,410

Other Exchanges - 0.44%
Urbana Corporation - Class A	694,471	1,505,453

Performing Arts, Spectator Sports, and Related Industries - 2.71%
Live Nation Entertainment, Inc.*	167,800	9,140,066

Pipeline Transportation - 1.54%
Rubis SCA	96,100	5,201,711

Real Estate - 4.06%
Dream Unlimited Corp. - Class A*	2,191,800	13,710,947

Restaurants - 2.45%
The Wendy's Company	483,200	8,282,048

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.72%
The Bitcoin Investment Trust	307,125	2,438,573

Telecommunications - 0.07%
LICT Corporation*	16	233,600

Transportation - 0.46%
Braemar Shipping Services plc	450,322	1,555,425

Transportation Equipment Manufacturing - 0.44%
American Railcar Industries, Inc.	32,000	1,475,200

TOTAL COMMON STOCKS
(cost $141,027,463)		230,312,889

PREFERRED STOCKS - 0.32%
Asset Management - 0.32%
Partners Value Investments LP - Class A	51,933	1,064,626

TOTAL PREFERRED STOCKS
(cost $420,822)		1,064,626

WARRANTS - 0.15%
Asset Management - 0.15%
Partners Value Investments LP*	191,000	517,555

TOTAL WARRANTS
(cost $564,856)		517,555

SHORT-TERM INVESTMENTS - 31.19%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	1,361	1,361

	Principal
	Amount
U.S. Treasury Obligations - 31.19%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.84%	$277,000	276,953
Maturity Date: 10/11/2018, Yield to Maturity 1.89%	64,000,000	63,963,711
Maturity Date: 10/25/2018, Yield to Maturity 1.92%	29,071,000	29,030,761
Maturity Date: 11/01/2018, Yield to Maturity 1.98%	10,916,000	10,896,660
Maturity Date: 11/15/2018, Yield to Maturity 2.01%	341,000	340,115
Maturity Date: 11/23/2018, Yield to Maturity 2.05%	847,000	844,376
		105,352,576
TOTAL SHORT-TERM INVESTMENTS
(cost $105,360,952)		105,353,937

TOTAL INVESTMENTS - 99.84%
(cost $247,374,093)		$337,249,007

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Consolidated Portfolio of Investments - September 30, 2018 (Unaudited)

COMMON STOCKS - 58.18%	Shares	Value
Asset Management - 4.38%
Associated Capital Group, Inc. - Class A	33,800	$1,438,190
GAMCO Investors, Inc. - Class A	100	2,342
Oaktree Capital Group LLC	9,000	372,600
Onex Corporation	11,700	789,315
Partners Value Investments LP*	43,516	1,301,117
Sprott, Inc.	41,155	95,905
		3,999,469
Beverage and Tobacco Product Manufacturing - 0.03%
Crimson Wine Group Limited*	3,000	26,850

Data Processor - 2.29%
MasterCard, Inc. - Class A	4,000	890,440
Visa, Inc. - Class A	8,000	1,200,720
		2,091,160
Holding Company - 2.98%
Clarke Inc.*	1,000	9,639
Dundee Corporation - Class A*	2,000	2,660
Icahn Enterprises LP	38,300	2,708,576
		2,720,875
Insurance Carriers and Related Activities - 0.82%
Fairfax Financial Holdings Limited	60	32,581
Markel Corporation*	600	713,094
		745,675
Lessors of Nonresidential Buildings (except Miniwarehouses) - 1.97%
The Howard Hughes Corporation*	14,500	1,801,190

Merchant Wholesalers, Durable Goods - 0.02%
A-Mark Precious Metals, Inc.	1,600	20,832

Mining (except Oil and Gas) - 0.00%
Wheaton Precious Metals Corporation	100	1,750

Oil and Gas - 34.30%
Texas Pacific Land Trust[c]	36,328	31,335,080

Other Exchanges - 1.96%
Cboe Global Markets, Inc.	7,806	749,064
NZX Limited	359,002	261,760
Urbana Corporation	3,200	6,714
Urbana Corporation - Class A	356,004	771,735
		1,789,273
Publishing Industries (except Internet) - 0.01%
IHS Markit Limited*	200	10,792

Real Estate - 1.87%
Dream Unlimited Corp. - Class A*	272,800	1,706,518

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.15%
The Bitcoin Investment Trust[c]	601,874	4,778,880
CME Group, Inc.	5,891	1,002,707
IntercontinentalExchange Group, Inc.	10,000	748,900
		6,530,487
Shipping Services - 0.23%
Clarkson plc	6,100	214,671

U.S. Equity Exchanges - 0.17%
NASDAQ, Inc.	1,800	154,440

TOTAL COMMON STOCKS
(cost $25,826,134)		53,149,062

PREFERRED STOCKS - 0.27%
Asset Management - 0.27%
Partners Value Investments LP - Class A	11,832	242,556

TOTAL PREFERRED STOCKS
(cost $219,010)		242,556

	Principal
CONVERTIBLE BONDS - 0.00%	Amount
General Merchandise Stores - 0.00%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,720	1,287

TOTAL CONVERTIBLE BONDS
(cost $5,720)		1,287

WARRANTS - 0.13%	Shares
Asset Management - 0.13%
Partners Value Investments LP*	43,516	117,916

TOTAL WARRANTS
(cost $130,104)		117,916

SHORT-TERM INVESTMENTS - 41.45%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	614	614

	Principal
	Amount
U.S. Treasury Obligations - 41.45%
United States Treasury Bills
Maturity Date: 10/04/2018, Yield to Maturity 1.84%	$1,605,000	1,604,730
Maturity Date: 10/11/2018, Yield to Maturity 1.89%	23,209,000	23,195,840
Maturity Date: 10/18/2018, Yield to Maturity 1.91%	64,000	63,938
Maturity Date: 10/25/2018, Yield to Maturity 1.92%	10,089,000	10,075,035
Maturity Date: 11/01/2018, Yield to Maturity 1.98%	2,880,000	2,874,897
Maturity Date: 11/23/2018, Yield to Maturity 2.06%	47,000	46,855
		37,861,295
TOTAL SHORT-TERM INVESTMENTS
(cost $37,864,316)		37,861,909

TOTAL INVESTMENTS - 100.03%
(cost $64,045,284)		$91,372,730

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments - September 30, 2018 (Unaudited)

EXCHANGE TRADED FUNDS - 30.19%	Shares	Value
Funds, Trusts, and Other Financial Vehicles - 30.19%
iShares 1-3 Year Credit Bond ETF[c]	54,000	$2,798,820
PIMCO Enhanced Short Maturity Active ETF	4,700	477,614
SPDR Barclays Short Term Corporate Bond ETF	24,000	724,320
Vanguard Short-Term Corporate Bond ETF[c]	21,700	1,696,072

TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,696,826

SHORT-TERM INVESTMENTS - 71.74%
Money Market Funds - 12.28%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	2,317,443	2,317,443

	Principal
	Amount
U.S. Treasury Obligations - 59.46%
United States Treasury Bills
Maturity Date: 10/11/2018, Yield to Maturity 1.89%	$11,191,000	11,184,655
Maturity Date: 11/23/2018, Yield to Maturity 2.05%	36,000	35,888
		11,220,543
TOTAL SHORT-TERM INVESTMENTS
(cost $13,538,491)		13,537,986

TOTAL INVESTMENTS - 101.93%
(cost $19,343,283)		$19,234,812

Percentages are stated as a percent of net assets.

[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
ETF	- Exchange Traded Fund.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments - September 30, 2018 (Unaudited)

	Principal
CONVERTIBLE BONDS - 1.58%	Amount	Value
Energy Transportation - 1.58%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$800,000	$645,699

TOTAL CONVERTIBLE BONDS
(cost $612,105)		645,699

CORPORATE BONDS - 87.91%
Broadcasting (except Internet) - 4.62%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	204,375
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	250,625
Sirius XM Radio, Inc., 4.625%, 05/15/2023■	1,050,000	1,043,385
TEGNA, Inc.
5.125%, 10/15/2019	133,000	133,249
5.125%, 07/15/2020	250,000	252,188
		1,883,822
Cable Distributor - 0.60%
Altice Luxembourg SA, 7.750%, 05/15/2022■	250,000	243,750

Chemical Manufacturing - 9.23%
Ashland Inc., 4.750%, 08/15/2022[c]	3,000,000	3,039,150
The Chemours Company
6.625%, 05/15/2023	474,000	496,321
7.000%, 05/15/2025	214,000	228,015
		3,763,486
Construction of Buildings - 9.79%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	1,973,328
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,017,500
		3,990,828
Food Manufacturing - 11.15%
Lamb Weston Holdings, Inc.[c]
4.625%, 11/01/2024■	1,000,000	981,250
4.875%, 11/01/2026■	3,625,000	3,566,094
		4,547,344
Holding Company - 7.48%
Icahn Enterprises, 5.875%, 02/01/2022[c]	3,000,000	3,048,750

Lessors of Nonresidential Buildings (except Miniwarehouses) - 4.02%
The Howard Hughes Corporation, 5.375%, 03/15/2025■	1,650,000	1,641,750

Mining (except Oil and Gas) - 0.66%
Teck Resources Limited, 4.750%, 01/15/2022	264,000	269,491

Motor Vehicle and Parts Dealers - 8.87%
Penske Automotive Group, Inc., 5.750%, 10/01/2022[c]	3,550,000	3,618,781

Oil and Gas Extraction - 5.63%
Continental Resources, Inc., 5.000%, 09/15/2022	479,000	486,464
Murphy Oil Corp., 4.450%, 12/01/2022	1,208,000	1,201,921
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	263,750
5.375%, 10/01/2022	120,000	120,900
5.250%, 05/01/2023	230,000	225,113
		2,298,148
Oil and Gas Service Company - 2.85%
Ensco plc, 4.700%, 03/15/2021	600,000	582,000
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	579,000
		1,161,000
Packaging - 0.57%
Ball Corp., 5.250%, 07/01/2025	224,000	232,400

Publishing Industries (except Internet) - 0.63%
Tribune Media Co., 5.875%, 07/15/2022	250,000	255,625

Real Estate - 11.09%
Brookfield Residential Properties[c]
6.500%, 12/15/2020■	3,250,000	3,270,313
6.125%, 07/01/2022■	100,000	100,375
6.375%, 05/15/2025■	651,000	641,235
Lamar Media Corp., 5.000%, 05/01/2023	500,000	510,000
		4,521,923
Shipping Services - 4.75%
Stolt-Nielsen Limited, 6.375%, 09/21/2022	2,000,000	1,936,444

Software and Services - 0.49%
Nuance Communications, Inc., 5.375%, 08/15/2020■	200,000	200,725

Telecommunications - 5.48%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	511,250
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	722,844
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	459,844
7.625%, 06/15/2021	500,000	541,390
		2,235,328
TOTAL CORPORATE BONDS
(cost $35,672,963)		35,849,595

MUNICIPAL BONDS - 0.51%
Air Transportation - 0.51%
Branson Missouri Regional Airport Transportation Development District, 5.000%, 04/01/2043+e	999,600	210,266

TOTAL MUNICIPAL BONDS
(cost $2,245,112)		210,266

CLOSED-END FUNDS - 8.50%	Shares
Funds, Trusts, and Other Financial Vehicles - 8.50%
DoubleLine Income Solutions Fund	10,300	208,060
DoubleLine Opportunistic Credit Fund	50,900	1,047,013
PIMCO Dynamic Income Fund[c]	66,000	2,210,340

TOTAL CLOSED-END FUNDS
(cost $3,610,343)		3,465,413

SHORT-TERM INVESTMENTS - 0.00%
Money Market Funds - 0.00%
Fidelity Institutional Government Portfolio - Class I, 1.92%[b]	146	146
TOTAL SHORT-TERM INVESTMENTS
(cost $146)		146

TOTAL INVESTMENTS - 98.50%
(cost $42,140,669)		$40,171,119

Percentages are stated as a percent of net assets.

■	- The percentage of net assets comprised of 144a securities was 28.66%.
+	- Security is considered illiquid. The aggregate value of such securities is $210,266 or 0.51% of net assets.
[b]	- The rate quoted is the annualized seven-day yield as of September 30, 2018.
[c]	- Significant Investment - Greater than 5% of net assets.
[e]	- Default or other conditions exist and the security is not presently accruing income.

Security Valuation

Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding  circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2018, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at September 30, 2018.

Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$97,261,522	$1,412	(1)	$-		$97,262,934
Escrow Notes	-	-		-	*	-
Short-Term Investments	-	38,427,673		-		38,427,673
Total Investments in Securities	$97,261,522	$38,429,085		$-	*	$135,690,607

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Administrative and Support Services	$1,412
	$1,412

For the nine-month period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2, or Level 3
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2017	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2018	$-	*

Description	Fair Value at 9/30/2018		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$7,638,169	$419,381	(1)	$-	$8,057,550
Preferred Stocks	-	10,558		-	10,558
Convertible Bonds	-	9,243		-	9,243
Warrants	-	5,130		-	5,130
Short-Term Investments	238	6,239,161		-	6,239,399
Total Investments in Securities	$7,638,407	$6,683,473		$-	$14,321,880

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$59,590
Holding Company	313,500
Real Estate	46,291
	$419,381

Transfers out of Level 2 into Level 1	$8,963

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$784,433,182	$5,944,637	(1)	$-		$790,377,819
Preferred Stocks	-	4,449		-		4,449
Escrow Notes	-	-		-	*	-
Warrants	-	2,168		-		2,168
Short-Term Investments	20,461	151,644,655		-		151,665,116
Total Investments in Securities	$784,453,643	$157,595,909		$-	*	$942,049,552

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Asset Management	$23,920
	Holding Company	1,596,000
	Oil and Gas Extraction	2,623,203
	Real Estate	1,701,514
		$5,944,637

For the nine-month period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2017	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2018	$-	*

Description	Fair Value at 9/30/2018		Valuation Techniques	Unobservable Input	Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,858,534	$-	$-	$17,858,534
Rights	12,220	2,464	-	14,684
Short-Term Investments	6,394	115,981	-	122,375
Total Investments in Securities	$17,877,148	$118,445	$-	$17,995,593

Transfers out of Level 1 into Level 2	$396

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2018, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$205,343,946	$24,968,943	(1)	$-	$230,312,889
Preferred Stocks	-	1,064,626		-	1,064,626
Warrants	-	517,555		-	517,555
Short-Term Investments	1,361	105,352,576		-	105,353,937
Total Investments in Securities	$205,345,307	$131,903,700		$-	$337,249,007

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$11,024,396
Real Estate	13,710,947
Telecommunications	233,600
	$24,968,943

Transfers out of Level 1 into Level 2	$233,600

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

For the nine-month period ended September 30, 2018, there were no investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2		Level 3	Total
Preferred Stocks	-	242,556	(1)	-	242,556
Convertible Bonds	-	1,287		-	1,287
Warrants	-	117,916		-	117,916
Short-Term Investments	614	37,861,295		-	37,861,909
Total Investments in Securities	$50,135,327	$41,237,403		$-	$91,372,730

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Asset Management	$1,301,117
Other Exchanges	6,714
Real Estate	1,706,518
	$3,014,349

For the nine-month period ended September 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.

The Alternative Income Portfolio

The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,696,826	$-	$-	$5,696,826
Short-Term Investments	2,317,443	11,220,543	-	13,537,986
Total Investments in Securities	$8,014,269	$11,220,543	$-	$19,234,812

For the nine-month period ended September 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of September 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$645,699	$-	$645,699
Corporate Bonds	-	35,849,595	-	35,849,595
Municipal Bonds	-	210,266	-	210,266
Closed-End Funds	3,465,413	-	-	3,465,413
Short-Term Investments	146	-	-	146
Total Investments in Securities	$3,465,559	$36,705,560	$-	$40,171,119

For the nine-month period ended September 30, 2018, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*: /s/ Peter B. Doyle
                                              Peter B. Doyle, President

Date:  November 12, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*: /s/ Peter B. Doyle
                                              Peter B. Doyle, President

Date:  November 12, 2018

By (Signature and Title)*: /s/ Leonid Polyakov
                                               Leonid Polyakov, Treasurer

Date:  November 11, 2018

* Print the name and title of each signing officer under his or her signature.